Income Taxes (Details 3) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Deferred tax liability:
Property, plant and equipment	$ 32	$ 32
Deferred tax asset:
Tax loss carryforwards	(594)	(474)
Deferred deductible expenses	(74)	(74)
Valuation allowance	668	548	$ 567	$ 612
Total net deferred tax asset
Net deferred tax liability	$ 32	$ 32